Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Condensed Consolidated Balances at Lease Commencement

The following table presents the finance and operating leases on the Company’s Condensed Consolidated Balance Sheets.

	June 30, 2025	December 31, 2024
	(In thousands)
Assets
Finance leases, included in property plant and equipment, net	$1,166	$—
Operating leases, included in lease right-of-use assets, net	389	30
Total	$1,555	$30

Liabilities
Finance lease liability, current	$277	$—
Finance lease liability, non-current	735	—
Total finance lease liabilities	1,012	—

Operating lease liability, current(1)	144	23
Operating Lease liability, non-current	255	—
Total operating lease liabilities	399	23
Total lease liabilities	$1,411	$23

(1)      Includes sub-lease deposits of $13 thousand.

The following table presents the finance and operating lease activities.

	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
	(In thousands)
Finance Lease
Right-of-use assets acquired	$—	$1,233
Amortization expense	61	67
Interest expense	12	13
Cash paid	53	53

Operating Lease
Right-of-use asset acquired	$—	$427
Lease expense	32	68
Cash paid	72	127

The following table presents certain information related to the weighted-average remaining lease terms (in years) and weighted-average discount rates used to value acquired right-of-use assets.

	June 30, 2025	December 31, 2024
Finance Leases
Remaining lease term (years)	3.44	—
Discount rate	4.53%	—%

Operating Leases
Remaining lease term (years)	2.75	0.29
Discount rate	4.28%	8.76%

Schedule of Condensed Consolidated Balances at Lease Commencement

The following table presents the active finance leases at June 30, 2025 and the amounts recognized in the Company’s Condensed Consolidated Balances at lease commencement.

Equipment Location	Purpose	Expiration	Property & Equipment	Finance Lease Liability
			(In thousands)
Stillwater, OK	Lab Equipment	Mar 2029	$765	$673
Stillwater, OK	Lab Equipment	Mar 2029	152	133
Stillwater, OK	Lab Equipment	Mar 2028	316	245

Schedule of Material Property Leases

The following table presents certain facts regarding the Company’s material property leases as of June 30, 2025.

Location	Purpose	Square Footage	Expiration	Option to Extend(1)	ROU Asset Value at Commencement
					(In thousands)
Wheat Ridge, CO	Office/Warehouse	5,575	Mar 2028	*	$163
Wheat Ridge, CO	Office/Warehouse	3,433	Mar 2028	*	264

(1)      Number of renewal options(s)/Number of year(s) per renewal option.

Schedule of Future Minimum Lease Payments

The following table presents future minimum lease payments under non-cancelable finance and operating leases on an annual undiscounted cash flow basis as of June 30, 2025.

	Finance Leases	Operating Leases
	(In thousands)
Year Ending December 31,
2025 (remaining six months)	$158	$72
2026	316	148
2027	316	152
2028	247	38
2029	55	—
Total lease payments	1,092	410
Less imputed interest	(80)	(24)
Present value of future minimum lease payments	$1,012	$386